UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2011
                                                   --------------

Check here if Amendment [  ];    Amendment Number: --------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        New Generation Advisors, LLC
             ----------------------------
Address:     49 Union Street
             ----------------------------
             Manchester, MA  01944
             ----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     George Putnam, III
          -------------------------------
Title:    President
          -------------------------------
Phone:    978-704-6200
          -------------------------------

Signature, Place and Date of Signing:

/s/ George Putnam, III         Manchester, MA         August 15, 2011
----------------------       -----------------       -----------------
    [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                    0
                                                -------------
Form 13F Information Table Entry Total:              53
                                                -------------
Form 13F Information Table Value Total:            $282,130
                                                -------------
                                                 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                      Title of             Value             Investment    Other   Voting Authority
Name of Issuer                                        Class     Cusip      ($1000)  Shares   Discretion  Managers   Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
ABITIBIBOWATER INC                                    COMMON    003687209    3,461    170,491   SOLE       NONE     170,491
ACCO BRANDS CORP                                      COMMON    00081T108    5,748    732,270   SOLE       NONE     732,270
ACCURIDE CORP                                         COMMON    00439T206   19,238  1,523,215   SOLE       NONE   1,523,215
BANK OF AMERICA CORP   13.3000 EXP01/16/2019            WTS     060505146    3,836    692,360   SOLE       NONE     692,360
BANK OF AMERICA CORP   30.7900 EXP10/28/2018            WTS     060505153    2,431  1,396,975   SOLE       NONE   1,396,975
BLUELINX HOLDINGS INC                                 COMMON    09624H109    1,155    500,205   SOLE       NONE     500,205
BUILDERS FIRSTSOURCE, INC                             COMMON    12008R107    2,790  1,297,468   SOLE       NONE   1,297,468
CALPINE CORP                                          COMMON    131347304    5,018    311,122   SOLE       NONE     311,122
CHARTER COMMUNICATIONS, INC                            CL A     16117M305   13,499    248,778   SOLE       NONE     248,778
DELTA AIR LINES, INC                                  COMMON    247361702    7,221    787,499   SOLE       NONE     787,499
DORAL FINANCIAL CORP                                  COMMON    25811P886    1,288    657,349   SOLE       NONE     657,349
EUROSEAS LTD                                          COMMON    Y23592200    2,931    672,150   SOLE       NONE     672,150
EXCEL MARITIME CARRIERS LTD                           COMMON    V3267N107    2,316    747,150   SOLE       NONE     747,150
EXIDE TECHNOLOGIES                                    COMMON    302051206    4,979    651,747   SOLE       NONE     651,747
FAIRPOINT COMMUNICATIONS, INC                         COMMON    305560302    3,658    397,164   SOLE       NONE     397,164
FEDERAL MOGUL CORP                                    COMMON    313549404    5,163    226,160   SOLE       NONE     226,160
FIFTH THIRD BANCORP                                   COMMON    316773100    5,141    403,195   SOLE       NONE     403,195
GENERAL MOTORS CO 10.0000 EXP07/10/2016                 WTS     37045V118    3,322    155,216   SOLE       NONE     155,216
GENERAL MOTORS CO 18.3300 EXP07/10/2019                 WTS     37045V126    2,473    155,216   SOLE       NONE     155,216
GENERAL MOTORS CO                                     COMMON    37045V100    5,184    170,738   SOLE       NONE     170,738
GLOBAL GEOPHYSICAL SERVICES INC                       COMMON    37946S107    4,415    248,046   SOLE       NONE     248,046
THE GOODYEAR TIRE & RUBBER COMPANY                    COMMON    382550101    5,597    333,746   SOLE       NONE     333,746
JPMORGAN CHASE & CO. 42.4200 EXP10/28/2018              WTS     46634E114    3,822    283,747   SOLE       NONE     283,747
KEMET CORP                                            COMMON    488360207    9,598    671,653   SOLE       NONE     671,653
KEYCORP                                               COMMON    493267108    5,077    609,462   SOLE       NONE     609,462
LEAP WIRELESS INTL INC                                COMMON    521863308    3,120    192,210   SOLE       NONE     192,210
LEAR CORP                                             COMMON    521865204   10,748    200,969   SOLE       NONE     200,969
LENNAR CORP                                            CL A     526057104    9,496    523,180   SOLE       NONE     523,180
METROPCS COMMUNICATIONS, INC                          COMMON    591708102   16,747    973,123   SOLE       NONE     973,123
MGIC INVESTMENT CORP                                  COMMON    552848103    4,719    793,138   SOLE       NONE     793,138
OWENS CORNING                                         COMMON    690742101    4,265    114,189   SOLE       NONE     114,189
OWENS CORNING INC. 45.2500 EXP10/31/2013 SERIES B       WTS     690742127      186     44,817   SOLE       NONE      44,817
PENNYMAC MTG INVT TR                                  COMMON    70931T103    4,421    266,818   SOLE       NONE     266,818
PLAINS EXPL & PROD CO LP                              COMMON    726505100   12,068    316,568   SOLE       NONE     316,568
PMI GROUP, INC                                        COMMON    69344M101    1,713  1,600,765   SOLE       NONE   1,600,765
THE PNC FINANCIAL SERVICES GROUP, INC.
  67.3300 EXP12/31/2018                                 WTS     693475121    3,552    285,990   SOLE       NONE     285,990
RADIAN GROUP INC                                      COMMON    750236101    1,840    435,000   SOLE       NONE     435,000
REGIONS FINANCIAL CORP                                COMMON    7591EP100    4,405    710,454   SOLE       NONE     710,454
REVLON INC                                             CL A     761525609    4,001    238,166   SOLE       NONE     238,166
ROCK-TENN CO                                           CL A     772739207    3,977     59,949   SOLE       NONE      59,949
SERACARE LIFE SCIENCES, INC                           COMMON    81747T104       34      8,979   SOLE       NONE       8,979
SOLUTIA INC. 29.7000 EXP12/31/2013                      WTS     834376147      338    160,053   SOLE       NONE     160,053
SOLUTIA INC                                           COMMON    834376501    8,626    377,504   SOLE       NONE     377,504
STERLING FINANCIAL CORP                               COMMON    859319303      695     43,275   SOLE       NONE      43,275
SUNTRUST BANKS INC                                    COMMON    867914103    4,362    169,089   SOLE       NONE     169,089
SYNOVUS FINANCIAL CORP                                COMMON    87161C105    3,108  1,494,115   SOLE       NONE   1,494,115
TENET HEALTHCARE CORP                                 COMMON    88033G100    4,540    727,558   SOLE       NONE     727,558
TERADYNE INC                                          COMMON    880770102    8,021    541,955   SOLE       NONE     541,955
U.S. CONCRETE INC                                     COMMON    90333L201    2,416    276,088   SOLE       NONE     276,088
UNITED CONTINENTAL HOLDING INC                        COMMON    910047109   10,730    474,135   SOLE       NONE     474,135
US AIRWAYS GROUP INC                                  COMMON    90341W108   11,625  1,304,670   SOLE       NONE   1,304,670
VISHAY INTERTECHNOLOGY                                COMMON    928298108    8,764    582,710   SOLE       NONE     582,710
WELLS FARGO & CO 34.0100 EXP10/28/2018                  WTS     949746119    4,252    457,238   SOLE       NONE     457,238

                                                                           282,130